Equity Shares - Additional Information (Detail) $ / shares in Units, ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($) $ / shares shares	Mar. 31, 2018 INR (₨)	Mar. 31, 2017 INR (₨) shares	Mar. 31, 2018 $ / shares shares
Class of Stock [Line Items]
Equity shares, par value | $ / shares		$ 0.000625			$ 0.000625
Equity shares, issued		41,040,028			25,996,932
Equity shares, outstanding		41,040,028		25,915,956	25,996,932
Equity shares, authorized	Unlimited	Unlimited	Unlimited
Proceeds from FPO net of issuance expense	₨ 13,706,162	$ 198,180	₨ 16,405	₨ 7,657,467
Follow-on Public Offering (FPO) [Member]
Class of Stock [Line Items]
Equity shares, issued		14,915,542
Equity shares, price per share | $ / shares		$ 12.50
Deferred FPO cost | $		$ 3,494
Proceeds from FPO net of issuance expense | $		$ 182,951